UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2016

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0%*
AB Multi-Manager Alternative Strategies Fund-Class Z	16,239,496	$160,121,429
AB Pooling Portfolio - International Growth Portfolio	21,498,451	179,942,029
AB Pooling Portfolio - International Value Portfolio	26,747,237	180,008,906
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	15,406,714	93,210,620
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	7,565,218	68,389,572
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	6,693,491	68,742,153
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	20,776,790	206,313,526
AB Pooling Portfolio - U.S. Value Portfolio	15,953,273	207,392,550
AB Pooling Portfolio - Volatility Management Portfolio	17,669,514	188,887,103

Total Investments - 100.0% (cost $1,332,549,105) (a)		1,353,007,888
Other assets less liabilities - 0.0%		(663,787)

Net Assets - 100.0%		$1,352,344,101

*	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(a)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $85,630,477 and gross unrealized depreciation of investments was $(65,171,694), resulting in net unrealized appreciation of $20,458,783.

AB Wealth Appreciation Strategy

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Underlying Portfolios(a):	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,353,007,888	$	– 0	–	$	– 0	–	$1,353,007,888

(a)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/16 (000)	Income (000)	Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund-Class Z	$172,392	$4,704	$13,759	$(346)	$(2,870)	$160,121	$1,206	– 0	–
AB Pooling Portfolio - AB International Growth Portfolio	181,043	4,069	6,074	(2,261)	3,165	179,942	3,367	– 0	–
AB Pooling Portfolio - AB International Value Portfolio	178,924	10,332	992	(403)	(7,852)	180,009	10,121	– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	88,539	11,491	4,304	(2,058)	(457)	93,211	2,858	– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	71,384	10,522	805	(305)	(12,406)	68,390	375	9,810
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	71,661	9,576	6,364	(1,408)	(4,723)	68,742	815	8,760
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	214,860	57,301	22,607	1,720	(44,960)	206,314	4,886	52,379
AB Pooling Portfolio - AB U.S. Value Portfolio	212,181	4,111	14,584	2,406	3,279	207,393	4,111	– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	193,378	10,553	5,553	(659)	(8,832)	188,887	5,984	4,569

AB Balanced Wealth Strategy

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund-Class Z	8,440,598	$83,224,294
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	7,957,090	77,422,482
AB Pooling Portfolio - AB Global Core Bond Portfolio	18,988,994	191,219,165
AB Pooling Portfolio - AB High-Yield Portfolio	7,085,842	67,598,936
AB Pooling Portfolio - AB International Growth Portfolio	9,436,201	78,981,005
AB Pooling Portfolio - AB International Value Portfolio	11,749,709	79,075,539
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	7,661,071	46,349,477
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	2,667,566	24,114,795
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	2,363,093	24,268,965
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	10,068,467	99,979,880
AB Pooling Portfolio - AB U.S. Value Portfolio	7,697,497	100,067,463
AB Pooling Portfolio - AB Volatility Management Portfolio	16,186,146	173,029,900

Total Investments - 100.1% (cost $1,003,392,319) (a)		1,045,331,901
Other assets less liabilities - (0.1)%		(1,440,952)

Net Assets - 100.0%		$1,043,890,949

*	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(a)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,260,759 and gross unrealized depreciation of investments was $(23,321,177), resulting in net unrealized appreciation of $41,939,582.

AB Balanced Wealth Strategy

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Underlying Portfolios(a):	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,045,331,901	$	– 0	–	$	– 0	–	$1,045,331,901

(a)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/16 (000)	Dividend Income (000)	Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund-Class Z	$93,338	$645	$9,051	$(156)	$(1,552)	$83,224	$645	$	– 0	–
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	88,940	2,088	14,213	(1,900)	2,507	77,422	2,088		– 0	–
AB Pooling Portfolio - AB Global Core Bond Portfolio	214,138	9,463	32,685	(128)	431	191,219	9,442		– 0	–
AB Pooling Portfolio - AB High-Yield Portfolio	77,170	3,697	10,236	(854)	(2,178)	67,599	3,697		– 0	–
AB Pooling Portfolio - AB International Growth Portfolio	82,698	3,124	7,391	(922)	1,472	78,981	1,507		– 0	–
AB Pooling Portfolio - AB International Value Portfolio	82,289	4,919	4,381	(1,603)	(2,148)	79,076	4,616		– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	48,974	3,096	4,203	(1,849)	331	46,349	1,530		– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	25,528	3,687	598	(124)	(4,378)	24,115	132		3,461
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	25,955	3,361	2,940	(254)	(1,853)	24,269	290		3,070
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	107,402	28,052	14,537	1,975	(22,912)	99,980	2,394		25,596
AB Pooling Portfolio - AB U.S. Value Portfolio	106,061	2,027	10,966	2,268	677	100,067	2,027		– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	183,212	9,881	11,434	(675)	(7,954)	173,030	5,585		4,264

AB Conservative Wealth Strategy

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund-Class Z	1,762,090	$17,374,206
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	2,811,952	27,360,296
AB Pooling Portfolio - AB Global Core Bond Portfolio	6,860,886	69,089,123
AB Pooling Portfolio - AB International Growth Portfolio	1,399,014	11,709,748
AB Pooling Portfolio - AB International Value Portfolio	1,735,969	11,683,072
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	719,905	4,355,425
AB Pooling Portfolio - AB Short Duration Bond Portfolio	8,378,593	78,926,346
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	247,781	2,239,938
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	216,629	2,224,779
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,546,060	15,352,381
AB Pooling Portfolio - AB U.S. Value Portfolio	1,181,864	15,364,230
AB Pooling Portfolio - AB Volatility Management Portfolio	3,123,719	33,392,553

Total Investments - 100.1% (cost $272,734,768) (a)		289,072,097
Other assets less liabilities - (0.1)%		(330,322)

Net Assets - 100.0%		$288,741,775

*	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(a)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,059,364 and gross unrealized depreciation of investments was $(722,035), resulting in net unrealized appreciation of $16,337,329.

AB Conservative Wealth Strategy

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Underlying Portfolios(a):	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$289,072,097	$	– 0	–	$	– 0	–	$289,072,097

(a)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/16 (000)	Dividend Income (000)	Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund-Class Z	$19,522	$136	$1,933	$(27)	$(324)	$17,374	$137	$	– 0	–
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	31,490	746	5,110	(86)	320	27,360	747		– 0	–
AB Pooling Portfolio - AB Global Core Bond Portfolio	78,352	3,584	12,990	(41)	184	69,089	3,477		– 0	–
AB Pooling Portfolio - AB International Growth Portfolio	12,126	226	694	(24)	76	11,710	227		– 0	–
AB Pooling Portfolio - AB International Value Portfolio	12,116	767	636	(81)	(483)	11,683	689		– 0	–
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	4,582	234	308	(106)	(47)	4,355	143		– 0	–
AB Pooling Portfolio - AB Short Duration Bond Portfolio	89,681	799	11,458	(543)	447	78,926	799		– 0	–
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	2,358	336	32	(11)	(411)	2,240	12		324
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	2,367	316	260	(24)	(174)	2,225	27		289
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	16,449	4,351	2,196	134	(3,386)	15,352	371		3,976
AB Pooling Portfolio - AB U.S. Value Portfolio	16,335	337	1,776	643	(175)	15,364	314		– 0	–
AB Pooling Portfolio - AB Volatility Management Portfolio	35,280	2,706	2,918	(177)	(1,498)	33,393	1,093		835

AB Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.1%
Information Technology - 14.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	23,510	$1,723,048
Cisco Systems, Inc.	75,668	2,198,156
Palo Alto Networks, Inc. (a)	14,000	1,826,440

		5,747,644

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp.-Class A	31,605	1,855,846
China Railway Signal & Communication Corp., Ltd.-Class H (b)	1,324,010	822,570
Corning, Inc.	17,025	355,652
Keysight Technologies, Inc. (a)	37,202	1,139,497
Largan Precision Co., Ltd.	10,000	831,974
PAX Global Technology Ltd.	193,000	163,029

		5,168,568

Internet Software & Services - 3.4%
Alphabet, Inc.-Class A (a)	2,335	1,748,565
Alphabet, Inc.-Class C (a)	11,854	8,721,224
Baidu, Inc. (Sponsored ADR) (a)	10,820	1,931,803
Facebook, Inc.-Class A (a)	73,171	8,693,446
Tencent Holdings Ltd.	88,600	1,966,375
Twitter, Inc. (a)	44,550	678,051

		23,739,464

IT Services - 2.0%
Cognizant Technology Solutions Corp.-Class A (a)	37,160	2,283,110
HCL Technologies Ltd.	40,610	445,809
Tata Consultancy Services Ltd.	52,720	2,012,165
Vantiv, Inc.-Class A (a)	18,980	1,020,555
Visa, Inc.-Class A	70,464	5,562,428
Worldpay Group PLC (a)(b)	228,046	913,324
Xerox Corp.	133,190	1,327,904

		13,565,295

Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	62,330	1,522,099
ARM Holdings PLC	91,034	1,303,955
ASML Holding NV	14,600	1,456,330
Infineon Technologies AG	77,540	1,161,103
Intel Corp.	103,244	3,261,478
Novatek Microelectronics Corp.	256,000	849,443
NVIDIA Corp.	80,098	3,742,178
SCREEN Holdings Co., Ltd.	120,000	1,175,027
Sumco Corp.	124,300	870,376
Taiwan Semiconductor Manufacturing Co., Ltd.	261,000	1,248,811
Tokyo Electron Ltd.	7,400	544,780
Xilinx, Inc.	54,010	2,559,534

		19,695,114

Software - 2.7%
Adobe Systems, Inc. (a)	18,900	1,879,983

Company	Shares	U.S. $ Value
ANSYS, Inc. (a)	15,022	1,338,460
Aspen Technology, Inc. (a)	27,060	1,031,527
Constellation Software, Inc./Canada	8,520	3,462,966
Dassault Systemes	25,220	2,009,044
Intuit, Inc.	2,827	301,528
Microsoft Corp.	75,853	4,020,209
Nintendo Co., Ltd.	5,600	822,557
Oracle Corp.	57,107	2,295,702
ServiceNow, Inc. (a)	16,808	1,203,957

		18,365,933

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	67,484	6,738,952
Hewlett Packard Enterprise Co.	88,100	1,627,207
HP, Inc.	126,936	1,698,404
NCR Corp. (a)	28,720	886,874
Samsung Electronics Co., Ltd.	2,754	2,980,892

		13,932,329

		100,214,347

Financials - 12.9%
Banks - 5.2%
Australia & New Zealand Banking Group Ltd.	38,880	713,886
Axis Bank Ltd.	99,480	761,835
Banco Macro SA (ADR)	8,020	501,250
Bank of America Corp.	312,873	4,627,392
Bank of Baroda	259,160	547,010
Bank of Montreal	7,940	498,312
Bank of Queensland Ltd.	205,925	1,726,902
BNP Paribas SA	14,410	798,557
Citigroup, Inc.	13,573	632,095
Citizens Financial Group, Inc.	53,330	1,255,921
CYBG PLC (a)	172,624	693,805
Danske Bank A/S	38,740	1,118,394
Fifth Third Bancorp	12,631	238,347
HDFC Bank Ltd.	63,430	1,319,789
ING Groep NV	165,543	2,048,492
Intesa Sanpaolo SpA	253,420	650,346
JPMorgan Chase & Co.	57,302	3,740,102
KB Financial Group, Inc.	26,222	748,141
KBC Groep NV (a)	19,860	1,174,711
Mitsubishi UFJ Financial Group, Inc.	386,300	1,908,523
OTP Bank PLC	28,940	700,018
PNC Financial Services Group, Inc. (The)	16,440	1,475,326
Shinhan Financial Group Co., Ltd.	14,070	466,613
Sumitomo Mitsui Trust Holdings, Inc.	211,000	727,899
SunTrust Banks, Inc.	8,050	352,751
Toronto-Dominion Bank (The)	21,130	920,223
US Bancorp	17,777	761,211
Wells Fargo & Co.	99,873	5,065,559

		36,173,410

Capital Markets - 1.5%
Amundi SA (b)	11,420	546,455
Azimut Holding SpA	29,230	643,087
Bank of New York Mellon Corp. (The)	15,300	643,518
BlackRock, Inc.-Class A	3,420	1,244,367

Company	Shares	U.S. $ Value
Credit Suisse Group AG (REG) (a)	62,496	860,539
Goldman Sachs Group, Inc. (The)	7,102	1,132,627
Morgan Stanley	24,159	661,232
Partners Group Holding AG	4,173	1,759,627
UBS Group AG	181,119	2,798,139

		10,289,591

Consumer Finance - 1.3%
Capital One Financial Corp.	38,294	2,804,653
Discover Financial Services	26,593	1,510,748
OneMain Holdings, Inc. (a)	43,890	1,372,001
Shriram Transport Finance Co., Ltd.	27,028	472,728
Synchrony Financial (a)	88,032	2,746,599

		8,906,729

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.-Class B (a)	9,400	1,321,076
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	124,000	546,292
Challenger Ltd./Australia	110,210	760,303
GRENKE AG	4,190	841,605

		3,469,276

Insurance - 3.3%
Admiral Group PLC	54,170	1,540,945
Aflac, Inc.	6,766	469,966
AIA Group Ltd.	692,800	4,063,719
Allstate Corp. (The)	28,844	1,947,258
American International Group, Inc.	56,363	3,262,290
Aviva PLC	97,746	636,011
Chubb Ltd.	2,234	282,847
Dongbu Insurance Co., Ltd.	15,810	968,621
First American Financial Corp.	19,305	738,223
FNF Group	36,638	1,280,498
Hartford Financial Services Group, Inc. (The)	6,610	298,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	4,250	799,014
NN Group NV	32,865	1,097,013
Ping An Insurance Group Co. of China Ltd.-Class H	91,500	411,182
Progressive Corp. (The)	9,400	313,020
Prudential PLC	148,100	2,952,693
Suncorp Group Ltd.	63,663	596,085
Travelers Cos., Inc. (The)	4,548	519,109
Zurich Insurance Group AG (a)	2,950	713,965

		22,891,033

Real Estate Investment Trusts (REITs) - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	545,530	498,210

Real Estate Management & Development - 0.5%
Ayala Land, Inc.	1,065,700	812,658
China Overseas Land & Investment Ltd.	232,000	696,107
Daito Trust Construction Co., Ltd.	5,900	854,846
Global Logistic Properties Ltd.	356,000	467,979
LendLease Group	74,410	720,821

		3,552,411

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	159,480	2,942,836
LIC Housing Finance Ltd.	79,037	551,826

		3,494,662

		89,275,322

Health Care - 10.6%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	26,744	4,035,670
Biogen, Inc. (a)	24,745	7,169,369
Gilead Sciences, Inc.	54,530	4,747,382
Grifols SA (ADR)	44,580	736,907

		16,689,328

Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	22,487	1,772,650
Edwards Lifesciences Corp. (a)	9,930	978,105
Essilor International SA	12,600	1,646,140
Intuitive Surgical, Inc. (a)	9,100	5,775,861
Sartorius AG (Preference Shares)	8,776	2,425,058

		12,597,814

Health Care Providers & Services - 2.2%
Aetna, Inc.	23,746	2,688,759
Anthem, Inc.	5,768	762,299
Express Scripts Holding Co. (a)	11,400	861,270
Premier, Inc.-Class A (a)	40,385	1,284,243
Quest Diagnostics, Inc.	11,843	913,924
Ramsay Health Care Ltd.	16,267	853,996
UnitedHealth Group, Inc.	53,392	7,136,909
VCA, Inc. (a)	4,160	270,109

		14,771,509

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	9,590	3,718,694
Illumina, Inc. (a)	8,164	1,182,392
Mettler-Toledo International, Inc. (a)	3,399	1,275,713

		6,176,799

Pharmaceuticals - 3.3%
Aspen Pharmacare Holdings Ltd. (a)	54,130	1,108,646
GlaxoSmithKline PLC	66,160	1,382,667
Johnson & Johnson	42,953	4,840,374
Merck & Co., Inc.	35,035	1,971,069
Novartis AG (REG)	6,340	503,855
Novo Nordisk A/S-Class B	38,622	2,161,425
Pfizer, Inc.	127,570	4,426,679
Roche Holding AG	13,340	3,503,830
Shire PLC	33,860	2,092,016
Sun Pharmaceutical Industries Ltd.	82,480	933,272

		22,923,833

		73,159,283

Company	Shares	U.S. $ Value
Consumer Discretionary - 10.5%
Auto Components - 1.2%
Continental AG	2,200	472,380
Goodyear Tire & Rubber Co. (The)	39,368	1,101,123
Hankook Tire Co., Ltd.	17,600	755,887
Lear Corp.	9,913	1,177,268
Magna International, Inc.-Class A	62,952	2,551,445
Plastic Omnium SA	15,320	511,171
Sumitomo Electric Industries Ltd.	87,400	1,226,523
Valeo SA	4,910	741,591

		8,537,388

Automobiles - 0.9%
General Motors Co.	25,027	782,844
Honda Motor Co., Ltd.	50,500	1,417,111
Isuzu Motors Ltd.	63,800	762,786
Peugeot SA (a)	84,500	1,331,067
Tata Motors Ltd. (a)	93,618	629,425
Tata Motors Ltd.-Class A (a)	143,026	664,222
Toyota Motor Corp.	8,500	439,540

		6,026,995

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	41	2,657
TAL Education Group (ADR) (a)	14,296	763,692

		766,349

Hotels, Restaurants & Leisure - 0.9%
IMAX China Holding, Inc. (a)(b)	105,600	591,770
Melco International Development Ltd.	424,000	500,380
Starbucks Corp.	74,740	4,102,479
Yum! Brands, Inc.	11,010	903,811

		6,098,440

Household Durables - 0.0%
PulteGroup, Inc.	8,900	166,964

Internet & Catalog Retail - 0.6%
Ctrip.com International Ltd. (ADR) (a)	26,720	1,222,707
JD.com, Inc. (ADR) (a)	18,790	462,422
Priceline Group, Inc. (The) (a)	2,238	2,829,571

		4,514,700

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	30,700	757,295
Mattel, Inc.	5,224	166,541

		923,836

Media - 2.9%
Altice NV-Class A (a)	66,600	1,147,363
AMC Networks, Inc.-Class A (a)	36,183	2,313,541
Charter Communications, Inc.-Class A (a)	2,036	445,762
Comcast Corp.-Class A	96,799	6,127,376
CTS Eventim AG & Co. KGaA	58,785	2,027,847
Liberty Global PLC - Series C (a)	34,767	1,256,132

Company	Shares	U.S. $ Value
Naspers Ltd.-Class N	16,905	2,487,328
Thomson Reuters Corp.	5,543	233,083
Twenty-First Century Fox, Inc.-Class A	5,947	171,749
Vivendi SA	62,189	1,231,886
Walt Disney Co. (The)	27,948	2,773,001

		20,215,068

Multiline Retail - 1.0%
B&M European Value Retail SA	297,211	1,338,639
Dollar General Corp.	17,782	1,598,602
Dollar Tree, Inc. (a)	41,350	3,743,829

		6,681,070

Specialty Retail - 1.9%
Foot Locker, Inc.	6,524	364,822
Home Depot, Inc. (The)	46,538	6,148,601
Industria de Diseno Textil SA	2,281	77,062
Kingfisher PLC	97,080	515,295
O’Reilly Automotive, Inc. (a)	4,540	1,200,512
Office Depot, Inc. (a)	114,419	409,620
Ross Stores, Inc.	13,356	713,210
TJX Cos., Inc. (The)	10,022	762,875
Tractor Supply Co.	12,340	1,185,874
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,327	1,474,254

		12,852,125

Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS AG	7,490	461,001
Kering	2,130	344,136
NIKE, Inc.-Class B	82,389	4,549,521
Samsonite International SA	261,000	781,018

		6,135,676

		72,918,611

Industrials - 6.8%
Aerospace & Defense - 1.1%
Airbus Group SE	16,480	1,025,484
B/E Aerospace, Inc.	23,098	1,100,389
L-3 Communications Holdings, Inc.	12,296	1,687,134
Northrop Grumman Corp.	3,800	808,146
Rockwell Collins, Inc.	22,382	1,978,569
United Technologies Corp.	12,644	1,271,733

		7,871,455

Airlines - 0.8%
Air Canada (a)	60,930	447,444
Alaska Air Group, Inc.	7,334	486,978
Delta Air Lines, Inc.	33,382	1,450,782
International Consolidated Airlines Group SA	185,960	1,440,039
Japan Airlines Co., Ltd.	38,600	1,317,498
Qantas Airways Ltd. (a)	331,411	737,000

		5,879,741

Building Products - 0.2%
Allegion PLC	3,960	267,854

Company	Shares	U.S. $ Value
AO Smith Corp.	16,210	1,334,083

		1,601,937

Commercial Services & Supplies - 0.7%
Babcock International Group PLC	137,544	2,063,622
Elior Group (b)	22,570	506,509
Regus PLC	446,527	2,039,654
Republic Services, Inc.-Class A	3,709	179,070

		4,788,855

Construction & Engineering - 0.1%
IRB Infrastructure Developers Ltd.	83,146	271,739
Quanta Services, Inc. (a)	17,748	426,485

		698,224

Electrical Equipment - 0.6%
Acuity Brands, Inc.	6,747	1,747,743
Eaton Corp. PLC	34,824	2,146,203

		3,893,946

Industrial Conglomerates - 1.0%
3M Co.	6,920	1,164,775
Danaher Corp.	21,464	2,111,199
General Electric Co.	72,112	2,179,946
Rheinmetall AG	13,750	944,864
Roper Technologies, Inc.	4,780	817,762

		7,218,546

Machinery - 0.9%
Hoshizaki Electric Co., Ltd.	27,900	2,655,325
IHI Corp.	333,000	850,430
ITT, Inc.	32,705	1,161,355
JTEKT Corp.	107,100	1,470,079

		6,137,189

Professional Services - 0.6%
Bureau Veritas SA	44,515	956,847
Capita PLC	63,329	973,616
Robert Half International, Inc.	19,170	797,280
Teleperformance	17,319	1,510,586

		4,238,329

Road & Rail - 0.3%
Canadian National Railway Co.	7,330	434,596
Central Japan Railway Co.	7,900	1,390,031

		1,824,627

Trading Companies & Distributors - 0.5%
BOC Aviation Ltd. (a)(b)	118,000	637,776
Brenntag AG	10,540	564,131
Bunzl PLC	41,220	1,218,694

Company	Shares	U.S. $ Value
WESCO International, Inc. (a)	12,941	754,849

		3,175,450

		47,328,299

Consumer Staples - 5.2%
Beverages - 0.5%
Asahi Group Holdings Ltd.	10,700	362,630
Monster Beverage Corp. (a)	18,872	2,830,800

		3,193,430

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	12,820	1,907,231
CP ALL PCL	586,800	817,167
CVS Health Corp.	40,866	3,941,526
Delhaize Group	19,670	2,061,471
Lenta Ltd. (GDR) (a)(b)	142,422	973,045
Loblaw Cos., Ltd.	9,100	493,184
Olam International Ltd.	565,705	747,189
X5 Retail Group NV (GDR) (a)(b)	22,764	444,195

		11,385,008

Food Products - 0.8%
Archer-Daniels-Midland Co.	9,579	409,694
Bunge Ltd.	2,357	158,084
ConAgra Foods, Inc.	5,491	250,939
First Resources Ltd.	187,900	220,459
Ingredion, Inc.	8,983	1,054,694
JBS SA	167,900	464,634
Mondelez International, Inc.-Class A	25,445	1,132,048
Nestle SA (REG)	6,700	495,127
Tyson Foods, Inc.-Class A	18,054	1,151,484
WH Group Ltd. (b)	618,500	475,963

		5,813,126

Household Products - 0.4%
Henkel AG & Co. KGaA (Preference Shares)	9,060	1,056,880
Kimberly-Clark Corp.	1,180	149,907
Procter & Gamble Co. (The)	18,689	1,514,556
Reckitt Benckiser Group PLC	2,510	249,894

		2,971,237

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	21,352	1,959,687
Hengan International Group Co., Ltd.	103,500	933,473
L’Oreal SA	1,968	370,311
Unilever PLC	7,230	329,324

		3,592,795

Tobacco - 1.3%
Altria Group, Inc.	26,439	1,682,578
British American Tobacco PLC	88,501	5,383,714
Imperial Brands PLC	11,601	630,915
Japan Tobacco, Inc.	18,500	729,558

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	6,660	657,209

		9,083,974

		36,039,570

Energy - 4.7%
Energy Equipment & Services - 0.7%
Aker Solutions ASA (a)(b)	64,450	223,406
Helmerich & Payne, Inc.	20,601	1,259,751
Schlumberger Ltd.	38,019	2,900,850

		4,384,007

Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.	22,230	660,619
Chevron Corp.	8,865	895,365
Devon Energy Corp.	19,243	694,480
EOG Resources, Inc.	26,359	2,144,568
Exxon Mobil Corp.	57,691	5,135,653
Hess Corp.	31,649	1,896,724
JX Holdings, Inc.	379,700	1,474,818
LUKOIL PJSC (Sponsored ADR)	10,360	395,250
Occidental Petroleum Corp.	6,263	472,481
Phillips 66	8,397	674,783
QEP Resources, Inc.	77,373	1,441,459
Royal Dutch Shell PLC-Class A	203,670	4,949,684
TOTAL SA	77,019	3,735,373
Tupras Turkiye Petrol Rafinerileri AS	42,710	962,550
Valero Energy Corp.	24,565	1,343,705
YPF SA (Sponsored ADR)	48,810	1,020,617

		27,898,129

		32,282,136

Utilities - 2.4%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	25,400	1,644,142
Edison International	25,923	1,856,865
EDP - Energias de Portugal SA	380,680	1,269,050
Enel SpA	151,610	687,452
Exelon Corp.	38,359	1,314,563
FirstEnergy Corp.	6,551	214,938
Korea Electric Power Corp.	18,860	994,381
PG&E Corp.	20,403	1,225,812
PPL Corp.	39,803	1,534,008
Westar Energy, Inc.	19,800	1,115,334

		11,856,545

Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	22,258	329,418
Huadian Power International Corp., Ltd.-Class H	1,366,000	721,574
Huaneng Power International, Inc.-Class H	1,074,000	731,462

		1,782,454

Multi-Utilities - 0.3%
DTE Energy Co.	2,669	242,025
NiSource, Inc.	66,671	1,590,770

Company	Shares	U.S. $ Value
Public Service Enterprise Group, Inc.	8,000	358,000

		2,190,795

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	70,700	500,668

		16,330,462

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	9,781	382,926
BT Group PLC	381,820	2,442,055
Nippon Telegraph & Telephone Corp.	46,300	2,026,327
TDC A/S	198,500	994,030
Verizon Communications, Inc.	36,851	1,875,716

		7,721,054

Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc.-Class B	9,490	361,841
SoftBank Group Corp.	9,300	518,141
T-Mobile US, Inc. (a)	40,056	1,712,795
Tower Bersama Infrastructure Tbk PT	805,500	391,838
Vodafone Group PLC	566,577	1,892,210

		4,876,825

		12,597,879

Materials - 1.7%
Chemicals - 1.4%
Agrium, Inc. (Toronto)	6,130	553,236
Arkema SA	13,285	1,089,924
CF Industries Holdings, Inc.	44,133	1,220,719
Dow Chemical Co. (The)	22,413	1,151,132
Essentra PLC	292,910	3,524,012
JSR Corp.	46,500	678,775
Koninklijke DSM NV	15,507	923,079
LG Chem Ltd.	1,800	408,606
LyondellBasell Industries NV-Class A	4,539	369,293

		9,918,776

Metals & Mining - 0.2%
Goldcorp, Inc.	31,380	527,647
Novolipetsk Steel PJSC (GDR) (b)	45,690	591,428

		1,119,075

Paper & Forest Products - 0.1%
Mondi PLC	38,320	745,032

		11,782,883

Total Common Stocks (cost $419,285,616)		491,928,792

INVESTMENT COMPANIES - 27.4%
Funds and Investment Trusts - 27.4%
AB Multi-Manager Alternative Strategies Fund-Class Z (a)(c)	5,603,511	55,250,619

Company	Shares	U.S. $ Value
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio (c)	5,096,243	30,832,272
AB Pooling Portfolio-AB Volatility Management Portfolio (c)	9,689,207	103,577,618

Total Investment Companies (cost $199,468,617)		189,660,509

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (c)(d) (cost $10,295,144)	10,295,144	10,295,144

Total Investments - 100.0% (cost $629,049,377) (e)		691,884,445
Other assets less liabilities - 0.0% (f)		188,854

Net Assets - 100.0%		$692,073,299

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	3	June 2016	$99,872	$101,908	$2,036
TOPIX Index Futures	1	June 2016	121,395	124,351	2,956

					$4,992

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	844,105	USD	717	8/16/16	$8,783
BNP Paribas SA	USD	505	CAD	638	8/16/16	(18,399)
BNP Paribas SA	USD	3,803	JPY	418,637	8/16/16	(13,532)
Citibank, NA	EUR	1,741	USD	1,953	8/16/16	10,574
Citibank, NA	USD	1,952	CHF	1,928	8/16/16	(5,208)
Citibank, NA	USD	730	HKD	5,665	8/16/16	(191)
Citibank, NA	USD	2,127	SEK	17,198	8/16/16	(59,066)
Citibank, NA	JPY	105,500	USD	967	11/16/16	8,268
Credit Suisse International	CHF	3,183	USD	3,224	8/16/16	10,893
Credit Suisse International	HUF	162,916	USD	578	8/16/16	550
Credit Suisse International	NZD	1,670	USD	1,124	8/16/16	(1,870)
Credit Suisse International	USD	3,211	CHF	3,120	8/16/16	(61,554)
Deutsche Bank AG	SGD	1,678	USD	1,238	8/16/16	20,684
Goldman Sachs Bank USA	JPY	596,672	USD	5,377	8/16/16	(24,120)
HSBC Bank USA	GBP	7,891	USD	11,328	8/16/16	(107,138)
HSBC Bank USA	USD	565	SGD	781	8/16/16	1,131
JPMorgan Chase Bank	JPY	151,526	USD	1,392	8/16/16	20,393
JPMorgan Chase Bank	NOK	10,470	USD	1,256	8/16/16	5,174
JPMorgan Chase Bank	USD	1,386	AUD	1,931	8/16/16	5,532
JPMorgan Chase Bank	USD	3,882	AUD	5,040	8/16/16	(249,509)
JPMorgan Chase Bank	USD	9,912	JPY	1,078,831	8/16/16	(145,191)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	2,943	CAD	3,812	8/16/16	$(36,256)
Morgan Stanley & Co., Inc.	USD	1,260	GBP	863	8/16/16	(9,845)
Royal Bank of Scotland PLC	RUB	46,523	USD	669	6/16/16	(25,691)
Royal Bank of Scotland PLC	EUR	663	USD	752	8/16/16	12,726
Royal Bank of Scotland PLC	USD	893	GBP	608	8/16/16	(12,319)
Royal Bank of Scotland PLC	USD	1,143	NZD	1,670	8/16/16	(16,890)
Standard Chartered Bank	USD	511	AUD	668	8/16/16	(29,108)
State Street Bank & Trust Co.	AUD	78	USD	59	8/16/16	2,746
State Street Bank & Trust Co.	CAD	638	USD	488	8/16/16	1,449
State Street Bank & Trust Co.	CAD	1,371	USD	1,045	8/16/16	(652)
State Street Bank & Trust Co.	EUR	6,092	USD	6,883	8/16/16	87,653
State Street Bank & Trust Co.	GBP	675	USD	985	8/16/16	7,337
State Street Bank & Trust Co.	GBP	214	USD	309	8/16/16	(1,328)
State Street Bank & Trust Co.	HKD	33,199	USD	4,279	8/16/16	2,958
State Street Bank & Trust Co.	JPY	92,773	USD	845	8/16/16	5,496
State Street Bank & Trust Co.	USD	2,249	CHF	2,191	8/16/16	(36,579)
State Street Bank & Trust Co.	USD	585	EUR	520	8/16/16	(4,474)
State Street Bank & Trust Co.	USD	1,712	NOK	14,036	8/16/16	(34,723)
State Street Bank & Trust Co.	USD	4,127	SEK	33,890	8/16/16	(51,327)

						$(732,623)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $6,726,441 or 1.0% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,608,290 and gross unrealized depreciation of investments was $(24,773,222), resulting in net unrealized appreciation of $62,835,068.
(f)	An amount of U.S. $15,413 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

AB Tax-Managed Wealth Appreciation

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$78,636,783		$21,577,564		$	– 0	–	$100,214,347
Financials	43,857,192		45,418,130			– 0	–	89,275,322
Health Care	52,829,684		20,329,599			– 0	–	73,159,283
Consumer Discretionary	51,705,888		21,212,723			– 0	–	72,918,611
Industrials	24,754,375		22,573,924			– 0	–	47,328,299
Consumer Staples	19,758,255		16,281,315			– 0	–	36,039,570
Energy	20,569,138		11,712,998			– 0	–	32,282,136
Utilities	11,926,543		4,403,919			– 0	–	16,330,462
Telecommunication Services	4,333,278		8,264,601			– 0	–	12,597,879
Materials	3,822,027		7,960,856			– 0	–	11,782,883
Investment Companies	189,660,509		– 0	–		– 0	–	189,660,509
Short-Term Investments	10,295,144		– 0	–		– 0	–	10,295,144

Total Investments in Securities	512,148,816		179,735,629			– 0	–	691,884,445
Other Financial Instruments(a):
Assets:
Futures	– 0	–	4,992			– 0	–	4,992
Forward Currency Exchange Contracts	– 0	–	212,347			– 0	–	212,347
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(944,970)			– 0	–	(944,970)

Total(b)	$512,148,816		$179,007,998		$	– 0	–	$691,156,814

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/16 (000)	Dividend Income (000)	Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund-Class Z	$57,377	$9,854	$10,887	$(177)	$(916)	$55,251	$414	$	– 0	–
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio	31,987	5,467	5,507	(2,039)	924	30,832	1,025		– 0	–
AB Pooling Portfolio-AB Volatility Management Portfolio	103,722	9,654	4,662	(58)	(5,078)	103,578	3,263		2,491

A summary of the Strategy’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$12,755	$90,283	$92,743	$10,295	$19

AB Tax-Managed Balanced Wealth Strategy

Portfolio of Investments

May 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 53.8%
Long-Term Municipal Bonds - 52.2%
Alabama - 4.9%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/18	$2,040	$2,200,548
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25	3,980	4,601,636

		6,802,184

Arizona - 2.2%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	2,100	2,467,038
City of Glendale AZ
(City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/26	410	503,234
Industrial Development Authority of the County of Pima (The)
(Global Water Resources LLC)
Series 2006
5.45%, 12/01/17 (a)	140	144,584

		3,114,856

California - 1.9%
City of Los Angeles Department of Airports
(Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/23	365	420,947
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20 (b)	1,905	2,194,960

		2,615,907

Colorado - 2.4%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,419,568
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (c)(d)	710	248,500
Regional Transportation District COP
Series 2014A
5.00%, 6/01/29	1,475	1,737,196

		3,405,264

	Principal Amount (000)	U.S. $ Value
Connecticut - 2.5%
State of Connecticut
Series 2014C
5.00%, 6/15/17	$635	$663,537
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	2,390	2,877,202

		3,540,739

District of Columbia - 0.9%
District of Columbia
AMBAC Series 2007B
5.25%, 6/01/18	1,200	1,306,944

Florida - 4.5%
County of Miami-Dade FL
(County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/22	1,000	1,185,440
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	820,770
Series 2015A
5.00%, 10/01/27	200	240,258
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	667,078
Florida State Board of Education
(State of Florida)
Series 2015B
5.00%, 6/01/17	285	297,326
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (c)(e)(f)	25	12,500
Series 2010A-1
6.125%, 5/01/35 (c)	15	15,026
Series 2010A-2
6.125%, 5/01/35 (c)	35	35,061
Series 2010B
5.125%, 5/01/17 (c)	30	30,074
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	60	63,034
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22 (Pre-refunded/ETM)	1,165	1,347,707
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,380	1,634,955

		6,349,229

Georgia - 1.7%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	1,980	2,420,649

	Principal Amount (000)	U.S. $ Value
Illinois - 0.7%
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/26	$150	$181,950
Illinois State Toll Highway Authority
Series 2013B
5.00%, 12/01/18	305	334,902
State of Illinois
Series 2013
5.00%, 7/01/22	315	350,869
Series 2014
5.00%, 4/01/20	75	82,002

		949,723

Indiana - 2.2%
Indiana Bond Bank
(JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/19	1,945	2,172,682
Indiana Finance Authority
(I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/29	145	165,593
Richmond Hospital Authority
(Reid Hospital & Health Care Services, Inc.)
Series 2015
5.00%, 1/01/25	580	700,263

		3,038,538

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000E
0.48%, 12/01/30 (g)	100	90,765
AGM Series 2006B
5.25%, 9/01/24	500	636,875

		727,640

Michigan - 1.9%
Michigan Finance Authority
(State of Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,070,794
Michigan Finance Authority
(City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	383,048
Michigan Finance Authority
(City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,180,210

		2,634,052

	Principal Amount (000)	U.S. $ Value
Minnesota - 1.1%
South Washington County Independent School District No 833/MN
Series 2016B
5.00%, 2/01/20	$1,290	$1,469,529

Mississippi - 0.3%
State of Mississippi Gaming
Series 2015E
5.00%, 10/15/28	370	443,730

Nebraska - 0.1%
Douglas County Hospital Authority No 2
(Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/21	155	178,467

Nevada - 0.3%
Clark County School District
Series 2015A
5.00%, 6/15/18	315	340,962

New Jersey - 4.3%
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,399,859
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	332,463
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18-6/15/20	1,840	1,981,626
New Jersey Turnpike Authority
NATL Series 2000B
0.70%, 1/01/30 (g)	100	91,866
Series 2014A
5.00%, 1/01/29	1,870	2,267,861

		6,073,675

New York - 5.3%
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/23	460	560,519
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	2,275	2,775,500
New York State Dormitory Authority
(State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26	205	246,295
New York State Energy Research & Development Authority
(Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.718%, 10/01/36 (g)	375	328,950

	Principal Amount (000)	U.S. $ Value
XLCA Series 2004A
0.718%, 1/01/39 (g)	$400	$356,094
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	425	473,004
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	1,000	1,221,280
Series 2013B
5.00%, 11/15/20	1,215	1,420,809

		7,382,451

North Carolina - 0.1%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	150	175,388

Pennsylvania - 1.6%
Pennsylvania Higher Educational Facilities Authority
(University of Pennsylvania)
Series 2015
4.00%, 10/01/18	1,000	1,071,960
Pennsylvania Turnpike Commission
Series 2014C
5.00%, 12/01/26	1,000	1,221,060
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (c)(e)(f)	55	550

		2,293,570

Texas - 6.8%
Bryan Independent School District
Series 2015B
4.00%, 2/15/18	1,000	1,054,790
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21-7/01/22	2,815	3,051,724
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	1,710	1,731,273
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	754,027
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,765	2,992,614

		9,584,428

Utah - 0.5%
State of Utah
Series 2010C
5.00%, 7/01/17	675	706,853

	Principal Amount (000)	U.S. $ Value
Virginia - 1.0%
Virginia College Building Authority
(Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	$1,190	$1,457,286

Washington - 2.4%
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/24	1,815	2,149,141
State of Washington
(State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/22	535	646,210
State of Washington
Series 2015R
5.00%, 7/01/24	145	182,091
State of Washington COP
Series 2015
5.00%, 7/01/18	225	243,556
Washington State Housing Finance Commission
(Heron’s Key Obligated Group)
Series 2015B
4.375%, 1/01/21 (a)	165	166,860

		3,387,858

Wisconsin - 2.1%
State of Wisconsin
Series 2010C
5.00%, 5/01/18	2,470	2,666,834
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	265	301,064

		2,967,898

Total Long-Term Municipal Bonds (cost $69,341,095)		73,367,820

SHORT-TERM MUNICIPAL NOTES - 1.6%
Texas - 1.6%
Harris County TX Industrial Development Corp.
(Solid Waste Disposal Revenue Daily-Exxon Project)
0.30%, 4/01/32 (h)	1,450	1,450,000
Lower Neches Valley Authority Industrial Development Corp.
(Exxon Capital Ventures, Inc.)
Series 2012
0.32%, 5/01/46 (h)	800	800,000

Total Short-Term Municipal Notes (cost $2,250,000)		2,250,000

Total Municipal Obligations (cost $71,591,095)		75,617,820

Company	Shares	U.S. $ Value
COMMON STOCKS - 27.3%
Information Technology - 5.7%
Communications Equipment - 0.4%
Arista Networks, Inc. (f)	1,930	$141,450
Cisco Systems, Inc.	6,423	186,588
Palo Alto Networks, Inc. (f)	1,070	139,592

		467,630

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. - Class A	2,506	147,152
China Railway Signal & Communication Corp., Ltd. - Class H (a)	106,000	65,855
Corning, Inc.	1,350	28,202
Keysight Technologies, Inc. (f)	2,929	89,715
Largan Precision Co., Ltd.	1,000	83,198
PAX Global Technology Ltd.	16,000	13,515

		427,637

Internet Software & Services - 1.3%
Alphabet, Inc. - Class A (f)	187	140,035
Alphabet, Inc. - Class C (f)	944	694,519
Baidu, Inc. (Sponsored ADR) (f)	858	153,187
Facebook, Inc. - Class A (f)	5,890	699,791
Tencent Holdings Ltd.	6,600	146,480

		1,834,012

IT Services - 0.8%
Cognizant Technology Solutions Corp. - Class A (f)	3,330	204,595
HCL Technologies Ltd.	3,120	34,251
Tata Consultancy Services Ltd.	3,990	152,286
Vantiv, Inc. - Class A (f)	1,520	81,731
Visa, Inc. - Class A	5,670	447,590
Worldpay Group PLC (a)(f)	18,152	72,699
Xerox Corp.	10,088	100,577

		1,093,729

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	4,943	120,708
ARM Holdings PLC	7,202	103,160
ASML Holding NV	1,180	117,703
Infineon Technologies AG	5,980	89,546
Intel Corp.	7,833	247,445
Novatek Microelectronics Corp.	20,000	66,363
NVIDIA Corp.	6,314	294,990
SCREEN Holdings Co., Ltd.	8,000	78,335
Sumco Corp.	10,200	71,423
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	100,479
Tokyo Electron Ltd.	600	44,171
Xilinx, Inc.	4,594	217,710

		1,552,033

Software - 1.0%
Adobe Systems, Inc. (f)	1,500	149,205
ANSYS, Inc. (f)	1,183	105,405

Company	Shares	U.S. $ Value
Aspen Technology, Inc. (f)	2,170	$82,720
Constellation Software, Inc./Canada	660	268,258
Dassault Systemes	1,880	149,762
Intuit, Inc.	231	24,639
Microsoft Corp.	5,706	302,418
Nintendo Co., Ltd.	500	73,443
Oracle Corp.	4,550	182,910
ServiceNow, Inc. (f)	1,356	97,130

		1,435,890

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	5,532	552,425
Hewlett Packard Enterprise Co.	8,836	163,201
HP, Inc.	9,148	122,400
NCR Corp. (f)	2,171	67,040
Samsung Electronics Co., Ltd.	218	235,961

		1,141,027

		7,951,958

Financials - 4.9%
Banks - 2.0%
Australia & New Zealand Banking Group Ltd.	3,080	56,553
Axis Bank Ltd.	7,750	59,351
Banco Macro SA (ADR)	590	36,875
Bank of America Corp.	23,815	352,224
Bank of Baroda	19,810	41,813
Bank of Montreal	630	39,539
Bank of Queensland Ltd.	16,082	134,865
BNP Paribas SA	480	26,600
Citigroup, Inc.	1,477	68,784
Citizens Financial Group, Inc.	5,490	129,289
CYBG PLC (f)	11,965	48,089
Danske Bank A/S	2,850	82,277
Fifth Third Bancorp	1,030	19,436
HDFC Bank Ltd.	4,950	102,995
ING Groep NV	13,114	162,278
Intesa Sanpaolo SpA	20,480	52,557
JPMorgan Chase & Co.	4,299	280,596
KB Financial Group, Inc.	1,880	53,638
KBC Groep NV (f)	1,560	92,273
Mitsubishi UFJ Financial Group, Inc.	30,400	150,192
OTP Bank PLC	2,330	56,359
PNC Financial Services Group, Inc. (The)	1,105	99,163
Shinhan Financial Group Co., Ltd.	1,130	37,475
Sumitomo Mitsui Trust Holdings, Inc.	17,000	58,646
SunTrust Banks, Inc.	657	28,790
Toronto-Dominion Bank (The)	1,670	72,729
US Bancorp	1,418	60,719
Wells Fargo & Co.	7,699	390,493

		2,794,598

Capital Markets - 0.5%
Amundi SA (a)	895	42,826
Azimut Holding SpA	2,200	48,402
Bank of New York Mellon Corp. (The)	1,250	52,575
BlackRock, Inc. - Class A	274	99,695
Credit Suisse Group AG (REG) (f)	3,826	52,682

Company	Shares	U.S. $ Value
Goldman Sachs Group, Inc. (The)	493	$78,624
Morgan Stanley	2,091	57,231
Partners Group Holding AG	325	137,042
UBS Group AG	13,653	210,928

		780,005

Consumer Finance - 0.5%
Capital One Financial Corp.	3,032	222,064
Discover Financial Services	2,072	117,710
OneMain Holdings, Inc. (f)	3,653	114,193
Shriram Transport Finance Co., Ltd.	3,530	61,741
Synchrony Financial (f)	4,737	147,794

		663,502

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B (f)	754	105,967
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	10,900	48,021
Challenger Ltd./Australia	8,340	57,535
GRENKE AG	330	66,284

		277,807

Insurance - 1.3%
Admiral Group PLC	4,250	120,897
Aflac, Inc.	552	38,342
AIA Group Ltd.	52,800	309,706
Allstate Corp. (The)	2,287	154,395
American International Group, Inc.	4,382	253,630
Aviva PLC	9,240	60,123
Chubb Ltd.	196	24,816
Dongbu Insurance Co., Ltd.	1,290	79,034
First American Financial Corp.	1,505	57,551
FNF Group	3,892	136,025
Hartford Financial Services Group, Inc. (The)	396	17,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	350	65,801
NN Group NV	2,466	82,314
Ping An Insurance Group Co. of China Ltd. - Class H	7,500	33,703
Progressive Corp. (The)	850	28,305
Prudential PLC	11,620	231,670
Suncorp Group Ltd.	5,060	47,378
Travelers Cos., Inc. (The)	370	42,232
Zurich Insurance Group AG (f)	240	58,085

		1,841,894

Real Estate Investment Trusts (REITs) - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,420	37,827

Real Estate Management & Development - 0.2%
Ayala Land, Inc.	79,600	60,700
China Overseas Land & Investment Ltd.	18,000	54,008
Daito Trust Construction Co., Ltd.	300	43,467
Global Logistic Properties Ltd.	28,000	36,807
LendLease Group	6,370	61,707
SM Prime Holdings, Inc.	4,500	2,307

		258,996

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	12,260	$226,230
LIC Housing Finance Ltd.	6,950	48,524

		274,754

		6,929,383

Consumer Discretionary - 4.1%
Auto Components - 0.5%
Continental AG	175	37,576
Goodyear Tire & Rubber Co. (The)	3,166	88,553
Hankook Tire Co., Ltd.	1,280	54,974
Lear Corp.	787	93,464
Magna International, Inc. - Class A	5,008	202,974
Plastic Omnium SA	1,240	41,374
Sumitomo Electric Industries Ltd.	6,100	85,604
Valeo SA	366	55,279

		659,798

Automobiles - 0.3%
General Motors Co.	2,175	68,034
Honda Motor Co., Ltd.	3,900	109,440
Isuzu Motors Ltd.	4,900	58,584
Peugeot SA (f)	7,420	116,882
Tata Motors Ltd. (f)	2,826	19,000
Tata Motors Ltd. - Class A (f)	18,339	85,168
Toyota Motor Corp.	700	36,197

		493,305

Diversified Consumer Services - 0.0%
TAL Education Group (ADR) (f)	1,063	56,785

Hotels, Restaurants & Leisure - 0.3%
IMAX China Holding, Inc. (a)(f)	8,000	44,831
Melco International Development Ltd.	31,000	36,585
Starbucks Corp.	5,920	324,949
Yum! Brands, Inc.	870	71,418

		477,783

Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd. (ADR) (f)	2,100	96,096
JD.com, Inc. (ADR) (f)	1,480	36,423
Priceline Group, Inc. (The) (f)	175	221,257

		353,776

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	2,600	64,136
Mattel, Inc.	431	13,740

		77,876

Media - 1.2%
Altice NV - Class A (f)	5,040	86,828
AMC Networks, Inc. - Class A (f)	2,888	184,659
Charter Communications, Inc. - Class A (f)	162	35,469
Comcast Corp. - Class A	7,647	484,055

Company	Shares	U.S. $ Value
CTS Eventim AG & Co. KGaA	4,618	$159,302
Interpublic Group of Cos., Inc. (The)	605	14,460
Liberty Global PLC - Series C (f)	2,954	106,728
Naspers Ltd. - Class N	1,295	190,541
Thomson Reuters Corp.	488	20,520
Twenty-First Century Fox, Inc. - Class A	491	14,180
Vivendi SA	5,270	104,392
Walt Disney Co. (The)	2,202	218,482

		1,619,616

Multiline Retail - 0.4%
B&M European Value Retail SA	23,315	105,011
Dollar General Corp.	1,290	115,971
Dollar Tree, Inc. (f)	3,330	301,498
Target Corp.	655	45,051

		567,531

Specialty Retail - 0.7%
Foot Locker, Inc.	524	29,302
Home Depot, Inc. (The)	3,705	489,505
Industria de Diseno Textil SA	486	16,419
Kingfisher PLC	7,700	40,871
L’Occitane International SA	13,000	21,959
O’Reilly Automotive, Inc. (f)	360	95,195
Ross Stores, Inc.	1,102	58,847
TJX Cos., Inc. (The)	869	66,148
Tractor Supply Co.	980	94,178
Ulta Salon Cosmetics & Fragrance, Inc. (f)	507	118,136

		1,030,560

Textiles, Apparel & Luxury Goods - 0.3%
HUGO BOSS AG	590	36,314
Kering	180	29,082
NIKE, Inc. - Class B	6,426	354,843
Samsonite International SA	20,200	60,447

		480,686

		5,817,716

Health Care - 4.0%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (f)	2,173	327,906
Biogen, Inc. (f)	1,964	569,030
Gilead Sciences, Inc.	4,383	381,583
Grifols SA (ADR)	1,958	32,366

		1,310,885

Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (f)	1,766	139,214
Edwards Lifesciences Corp. (f)	800	78,800
Essilor International SA	995	129,993
Intuitive Surgical, Inc. (f)	718	455,722
Sartorius AG (Preference Shares)	708	195,640

		999,369

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.9%
Aetna, Inc.	1,879	$212,759
Anthem, Inc.	471	62,247
Express Scripts Holding Co. (f)	1,100	83,105
Premier, Inc. - Class A (f)	3,239	103,000
Quest Diagnostics, Inc.	1,100	84,887
Ramsay Health Care Ltd.	1,210	63,524
UnitedHealth Group, Inc.	4,278	571,840
VCA, Inc. (f)	330	21,427

		1,202,789

Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	731	283,458
Illumina, Inc. (f)	679	98,340
Mettler-Toledo International, Inc. (f)	273	102,462

		484,260

Pharmaceuticals - 1.2%
Aspen Pharmacare Holdings Ltd. (f)	4,130	84,587
GlaxoSmithKline PLC	5,210	108,883
Johnson & Johnson	2,810	316,659
Merck & Co., Inc.	1,642	92,379
Novartis AG (REG)	500	39,736
Novo Nordisk A/S - Class B	2,920	163,414
Pfizer, Inc.	9,642	334,578
Roche Holding AG	980	257,403
Shire PLC	2,590	160,021
Sun Pharmaceutical Industries Ltd.	6,550	74,114

		1,631,774

		5,629,077

Industrials - 2.6%
Aerospace & Defense - 0.4%
Airbus Group SE	1,270	79,027
B/E Aerospace, Inc.	1,913	91,135
L-3 Communications Holdings, Inc.	989	135,701
Northrop Grumman Corp.	155	32,964
Rockwell Collins, Inc.	1,781	157,440
United Technologies Corp.	650	65,377

		561,644

Airlines - 0.3%
Air Canada (f)	4,620	33,927
Alaska Air Group, Inc.	595	39,508
Delta Air Lines, Inc.	2,842	123,513
International Consolidated Airlines Group SA	14,790	114,531
Japan Airlines Co., Ltd.	3,100	105,810
Qantas Airways Ltd. (f)	26,692	59,358

		476,647

Building Products - 0.1%
Allegion PLC	320	21,645
AO Smith Corp.	1,280	105,344

		126,989

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.3%
Babcock International Group PLC	10,790	$161,886
Elior Group (a)	1,770	39,722
Regus PLC	34,153	156,005
Republic Services, Inc. - Class A	308	14,870

		372,483

Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd.	6,290	20,557
Quanta Services, Inc. (f)	1,399	33,618

		54,175

Electrical Equipment - 0.2%
Acuity Brands, Inc.	554	143,508
Eaton Corp. PLC	2,397	147,727

		291,235

Industrial Conglomerates - 0.4%
3M Co.	550	92,576
Danaher Corp.	1,707	167,900
General Electric Co.	5,659	171,072
Rheinmetall AG	1,080	74,215
Roper Technologies, Inc.	385	65,866

		571,629

Machinery - 0.4%
Deere & Co.	310	25,510
Hoshizaki Electric Co., Ltd.	2,100	199,863
IHI Corp.	24,000	61,292
ITT, Inc.	2,618	92,965
JTEKT Corp.	8,600	118,046

		497,676

Professional Services - 0.2%
Bureau Veritas SA	3,492	75,060
Capita PLC	4,968	76,378
Robert Half International, Inc.	1,580	65,712
Teleperformance	1,295	112,952

		330,102

Road & Rail - 0.1%
Canadian National Railway Co.	510	30,238
Central Japan Railway Co.	600	105,572

		135,810

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd. (a)(f)	9,200	49,725
Brenntag AG	800	42,818
Bunzl PLC	3,077	90,974
WESCO International, Inc. (f)	1,491	86,970

		270,487

		3,688,877

Company	Shares	U.S. $ Value
Consumer Staples - 2.0%
Beverages - 0.2%
Asahi Group Holdings Ltd.	900	$30,502
Monster Beverage Corp. (f)	1,508	226,200

		256,702

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	1,065	158,440
CP ALL PCL	48,100	66,983
CVS Health Corp.	3,319	320,118
Delhaize Group	1,570	164,541
Lenta Ltd. (GDR) (a)(f)	11,401	77,893
Loblaw Cos., Ltd.	710	38,479
Olam International Ltd.	39,836	52,616
X5 Retail Group NV (GDR) (a)(f)	1,593	31,084

		910,154

Food Products - 0.3%
Archer-Daniels-Midland Co.	791	33,831
Bunge Ltd.	174	11,670
ConAgra Foods, Inc.	460	21,022
First Resources Ltd.	14,500	17,012
Ingredion, Inc.	705	82,774
JBS SA	13,600	37,636
Mondelez International, Inc. - Class A	2,030	90,315
Nestle SA (REG)	530	39,167
Tyson Foods, Inc. - Class A	1,490	95,032
WH Group Ltd. (a)	48,500	37,323

		465,782

Household Products - 0.2%
Henkel AG & Co. KGaA (Preference Shares)	710	82,824
Kimberly-Clark Corp.	95	12,069
Procter & Gamble Co. (The)	1,317	106,729
Reckitt Benckiser Group PLC	200	19,912

		221,534

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) - Class A	1,690	155,108
Hengan International Group Co., Ltd.	7,500	67,643
L’Oreal SA	116	21,827
Unilever PLC	460	20,953

		265,531

Tobacco - 0.5%
Altria Group, Inc.	1,901	120,980
British American Tobacco PLC	6,695	407,271
Imperial Brands PLC	960	52,209
Japan Tobacco, Inc.	1,400	55,210
Philip Morris International, Inc.	966	95,325

		730,995

		2,850,698

Energy - 1.7%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (a)(f)	5,430	18,822

Company	Shares	U.S. $ Value
Helmerich & Payne, Inc.	1,670	$102,121
Schlumberger Ltd.	3,004	229,205

		350,148

Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd.	770	22,882
Chevron Corp.	700	70,700
Devon Energy Corp.	1,489	53,738
EOG Resources, Inc.	2,041	166,056
Exxon Mobil Corp.	3,954	351,985
Hess Corp.	2,223	133,224
JX Holdings, Inc.	29,600	114,971
LUKOIL PJSC (Sponsored ADR)	760	28,977
Occidental Petroleum Corp.	507	38,248
Phillips 66	672	54,002
QEP Resources, Inc.	2,540	47,320
Royal Dutch Shell PLC - Class A	15,858	385,389
TOTAL SA	5,967	289,396
Tupras Turkiye Petrol Rafinerileri AS	3,380	76,175
Valero Energy Corp.	2,201	120,395
YPF SA (Sponsored ADR)	3,860	80,712

		2,034,170

		2,384,318

Utilities - 0.9%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	1,913	123,829
Edison International	2,106	150,853
EDP - Energias de Portugal SA	29,790	99,309
Enel SpA	12,870	58,357
Eversource Energy	404	22,317
Exelon Corp.	2,734	93,694
FirstEnergy Corp.	573	18,800
Korea Electric Power Corp.	1,540	81,195
NextEra Energy, Inc.	274	32,913
PG&E Corp.	1,620	97,330
PPL Corp.	3,223	124,214
Westar Energy, Inc.	1,400	78,862

		981,673

Independent Power and Renewable Electricity Producers - 0.1%
Huadian Power International Corp., Ltd. - Class H	108,000	57,050
Huaneng Power International, Inc. - Class H	84,000	57,209

		114,259

Multi-Utilities - 0.1%
DTE Energy Co.	228	20,675
NiSource, Inc.	5,171	123,380
Public Service Enterprise Group, Inc.	700	31,325

		175,380

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	5,700	40,365

		1,311,677

Company	Shares	U.S. $ Value
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	784	$30,694
BT Group PLC	29,910	191,299
Nippon Telegraph & Telephone Corp.	3,800	166,307
TDC A/S	15,580	78,020
Verizon Communications, Inc.	2,732	139,059

		605,379

Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. - Class B	780	29,741
SoftBank Group Corp.	700	39,000
T-Mobile US, Inc. (f)	3,145	134,480
Tower Bersama Infrastructure Tbk PT	62,000	30,160
Vodafone Group PLC	43,080	143,875

		377,256

		982,635

Materials - 0.7%
Chemicals - 0.6%
Agrium, Inc. (Toronto)	500	45,125
Arkema SA	1,040	85,323
CF Industries Holdings, Inc.	3,623	100,212
Dow Chemical Co. (The)	1,771	90,959
Essentra PLC	22,336	268,725
JSR Corp.	3,700	54,010
Koninklijke DSM NV	1,200	71,432
LG Chem Ltd.	140	31,781
LyondellBasell Industries NV - Class A	364	29,615

		777,182

Metals & Mining - 0.1%
Goldcorp, Inc.	2,090	35,143
Novolipetsk Steel PJSC (GDR) (a)	3,830	49,577

		84,720

Paper & Forest Products - 0.0%
Mondi PLC	2,791	54,264

		916,166

Total Common Stocks (cost $32,461,393)		38,462,505

INVESTMENT COMPANIES - 18.8%
Funds and Investment Trusts - 18.8%
AB Pooling Portfolio - AB Multi-Manager Alternative Strategies Fund - Class Z (f)(i)	808,929	7,976,043
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio (i)	643,553	3,893,494
AB Pooling Portfolio - AB Volatility Management Portfolio (i)	1,370,736	14,653,171

Total Investment Companies (cost $27,787,815)		26,522,708

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (i)(j) (cost $73,017)	73,017	$73,017

Total Investments - 100.0% (cost $131,913,320) (k)		140,676,050
Other assets less liabilities - 0.0%		(65,055)

Net Assets - 100.0%		$140,610,995

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	73,426	USD	62	8/16/16	$764
Citibank, NA	RUB	2,149	USD	32	6/16/16	125
Citibank, NA	USD	171	SEK	1,380	8/16/16	(4,772)
Credit Suisse International	HUF	12,755	USD	45	8/16/16	29
HSBC Bank USA	GBP	603	USD	866	8/16/16	(8,187)
JPMorgan Chase Bank	USD	780	JPY	84,852	8/16/16	(11,420)
Royal Bank of Scotland PLC	RUB	1,909	USD	27	6/16/16	(1,054)
State Street Bank & Trust Co.	AUD	22	USD	17	8/16/16	774
State Street Bank & Trust Co.	CAD	138	USD	106	8/16/16	313
State Street Bank & Trust Co.	CHF	213	USD	216	8/16/16	825
State Street Bank & Trust Co.	EUR	688	USD	777	8/16/16	10,025
State Street Bank & Trust Co.	GBP	30	USD	44	8/16/16	415
State Street Bank & Trust Co.	GBP	23	USD	33	8/16/16	(143)
State Street Bank & Trust Co.	HKD	3,727	USD	480	8/16/16	332
State Street Bank & Trust Co.	JPY	28,493	USD	260	8/16/16	2,428
State Street Bank & Trust Co.	JPY	49,752	USD	449	8/16/16	(1,725)
State Street Bank & Trust Co.	NOK	802	USD	96	8/16/16	409
State Street Bank & Trust Co.	NZD	133	USD	90	8/16/16	(42)
State Street Bank & Trust Co.	SGD	96	USD	71	8/16/16	1,262
State Street Bank & Trust Co.	SGD	88	USD	64	8/16/16	(76)
State Street Bank & Trust Co.	USD	95	AUD	132	8/16/16	464
State Street Bank & Trust Co.	USD	373	AUD	484	8/16/16	(23,904)
State Street Bank & Trust Co.	USD	278	CAD	358	8/16/16	(5,302)
State Street Bank & Trust Co.	USD	558	CHF	544	8/16/16	(8,813)
State Street Bank & Trust Co.	USD	73	EUR	65	8/16/16	(412)
State Street Bank & Trust Co.	USD	127	GBP	86	8/16/16	(1,926)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	178	HKD	1,380	8/16/16	$(121)
State Street Bank & Trust Co.	USD	301	JPY	33,026	8/16/16	(1,565)
State Street Bank & Trust Co.	USD	130	NOK	1,070	8/16/16	(2,119)
State Street Bank & Trust Co.	USD	91	NZD	133	8/16/16	(927)
State Street Bank & Trust Co.	USD	320	SEK	2,631	8/16/16	(3,969)
State Street Bank & Trust Co.	USD	65	SGD	90	8/16/16	(109)

						$(58,421)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$200	9/02/20	1.548%	CPI	#	$(580)
Bank of America, NA	900	3/04/24	2.493%	CPI	#	(94,435)
Bank of America, NA	600	7/09/24	2.613%	CPI	#	(72,265)
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#	(154,123)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#	(8,581)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	(296,658)
Citibank, NA	2,000	5/05/18	1.843%	CPI	#	(21,282)
Citibank, NA	350	8/26/20	2.298%	CPI	#	(24,118)
Citibank, NA	980	12/14/20	1.548%	CPI	#	3,405
Citibank, NA	300	5/24/23	2.533%	CPI	#	(36,426)
Deutsche Bank AG	700	7/15/20	1.265%	CPI	#	15,258
Goldman Sachs Bank USA	1,400	1/31/22	2.515%	CPI	#	(165,299)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#	(35,015)

						$(890,119)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$465	3/01/23	0.904%	SIFMA	*	$3,487
JPMorgan Chase Bank, NA	235	10/26/22	1.123%	SIFMA	*	(1,707)
JPMorgan Chase Bank, NA	450	2/22/23	0.902%	SIFMA	*	4,114

						$5,894

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $841,801 or 0.6% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2016 and the aggregate market value of these securities amounted to $867,675 or 0.62% of net assets.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,673,149 and gross unrealized depreciation of investments was $(2,910,419), resulting in net unrealized appreciation of $8,762,730.

As of May 31, 2016, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.8% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
XLCA	-	XL Capital Assurance Inc.

AB Tax-Managed Balanced Wealth Strategy

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$72,651,631		$716,189		$73,367,820
Short-Term Municipal Notes		– 0	–	2,250,000		– 0	–	2,250,000
Common Stocks:
Information Technology		6,253,328		1,698,630		– 0	–	7,951,958
Financials		3,423,783		3,505,600		– 0	–	6,929,383
Consumer Discretionary		4,120,920		1,696,796		– 0	–	5,817,716
Health Care		4,068,304		1,560,773		– 0	–	5,629,077
Industrials		1,945,086		1,743,791		– 0	–	3,688,877
Consumer Staples		1,605,728		1,244,970		– 0	–	2,850,698
Energy		1,470,588		913,730		– 0	–	2,384,318
Utilities		958,557		353,120		– 0	–	1,311,677
Telecommunication Services		333,974		648,661		– 0	–	982,635
Materials		301,054		615,112		– 0	–	916,166
Investment Companies		26,522,708		– 0	–	– 0	–	26,522,708
Short-Term Investments		73,017		– 0	–	– 0	–	73,017

Total Investments in Securities		51,077,047		88,882,814		716,189		140,676,050
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–	18,165		– 0	–	18,165
Inflation (CPI) Swaps		– 0	–	18,663		– 0	–	18,663
Interest Rate Swaps		– 0	–	7,601		– 0	–	7,601
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(76,586)		– 0	–	(76,586)
Inflation (CPI) Swaps		– 0	–	(908,782)		– 0	–	(908,782)
Interest Rate Swaps		– 0	–	(1,707)		– 0	–	(1,707)

Total (b)		$51,077,047		$87,940,168		$716,189		$139,733,404

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/15	$1,130,576		$1,130,576
Accrued discounts/(premiums)	891		891
Realized gain (loss)	(147,378)		(147,378)
Change in unrealized appreciation/depreciation	163,500		163,500
Purchases	– 0	–	– 0	–
Sales	(431,400)		(431,400)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 5/31/16	$716,189		$716,189

Net change in unrealized appreciation/depreciation from investments held as of 5/31/16	$(5,604)		$(5,604)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/16 (000)	Income (000)	Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund - Class Z	$8,495	$515	$873	$(18)	$(143)	$7,976	$60	$	– 0	–
AB Pooling Porfolio-AB Multi-Asset Real Return Portfolio	4,187	525	678	(339)	198	3,893	133		– 0	–
AB Pooling Porfolio-AB Volatility Management Portfolio	14,916	2,516	2,109	32	(702)	14,653	458		349

A summary of the Strategy’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/16 (000)	Dividend Income (000)
$2,220	$21,282	$23,429	$73	$4

AB Tax-Managed Conservative Wealth Strategy

Portfolio of Investments

May 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.3%
Long-Term Municipal Bonds - 67.3%
Alabama - 1.4%
Alabama Public School & College Authority
Series 2012A
5.00%, 3/01/17	$590	$609,246

Alaska - 1.2%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/24	430	540,979

Arizona - 1.8%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24	675	793,334

Arkansas - 0.3%
State of Arkansas
Series 2014
5.00%, 10/01/16	140	142,036

California - 1.1%
State of California
Series 2012
5.00%, 9/01/20	270	313,424
State of California Department of Water Resources Power Supply Revenue
Series 2015O
5.00%, 5/01/22	130	157,776

		471,200

Colorado - 2.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.25%, 11/15/18	500	548,490
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/16-12/01/21	415	438,988

		987,478

Connecticut - 0.2%
State of Connecticut
Series 2014A
5.00%, 3/01/30	70	82,357

District of Columbia - 1.5%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/16	275	278,916
Washington Metropolitan Area Transit Authority
Series 2016A
5.00%, 7/01/18 (a)	355	383,705

		662,621

	Principal Amount (000)	U.S. $ Value
Florida - 6.0%
Central Florida Expressway Authority
Series 2013B
5.00%, 7/01/22	155	186,000
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	110	131,157
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/19	450	507,029
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/24	205	243,927
County of Miami-Dade FL Solid Waste System Revenue
Series 2015
5.00%, 10/01/19	205	230,693
Florida Department of Environmental Protection
Series 2008B
5.25%, 7/01/17	425	445,770
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	300	301,044
State of Florida
Series 2012B
5.00%, 7/01/17	550	575,894

		2,621,514

Georgia - 3.5%
Fulton County Development Authority (Robert W Woodruff Arts Center, Inc.)
Series 2009B
5.25%, 3/15/24	305	335,619
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17	385	396,889
Municipal Electric Authority of Georgia
Series 2008A
5.25%, 1/01/17	190	195,008
Series 2012B
5.00%, 1/01/18	555	591,380

		1,518,896

Hawaii - 1.3%
State of Hawaii
Series 2014E
5.00%, 8/01/24	460	580,005

	Principal Amount (000)	U.S. $ Value
Illinois - 0.9%
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	40	44,806
State of Illinois
Series 2012
5.00%, 8/01/21-8/01/23	160	178,716
Series 2014
5.00%, 5/01/22-5/01/28	160	176,218

		399,740

Indiana - 1.3%
County of Jasper IN (Northern Indiana Public Service Co.)
NATL Series 1988B
5.60%, 11/01/16	75	76,421
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/20	150	170,755
Indiana Finance Authority (Indiana Finance Authority SRF)
Series 2012B
5.00%, 2/01/27	275	320,191

		567,367

Iowa - 0.7%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	280	305,270

Kansas - 1.6%
Sedgwick County Unified School District No 266 Maize
Series 2015B
5.00%, 9/01/18	435	475,860
State of Kansas Department of Transportation
Series 2015A
5.00%, 9/01/22	170	207,262

		683,122

Kentucky - 2.1%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
Series 2014A
5.00%, 9/01/25	440	536,118
Kentucky Turnpike Authority
Series 2015B
5.00%, 7/01/18	335	362,557

		898,675

Maryland - 0.3%
University System of Maryland
Series 2015A
5.00%, 4/01/18	135	145,446

Massachusetts - 0.7%
Commonwealth of Massachusetts
AGM Series 2006C
1.733%, 11/01/19 (b)	300	307,005

	Principal Amount (000)	U.S. $ Value
Michigan - 3.2%
City of Detroit MI Sewage Disposal System Revenue
AGM Series 2006D
1.019%, 7/01/32 (c)	410	381,698
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/20	915	1,024,470

		1,406,168

Minnesota - 1.7%
Elk River Independent School District No 728
Series 2015C
5.00%, 2/01/18	300	320,748
South Washington County Independent School District No 833/MN
Series 2016B
5.00%, 2/01/22	350	419,604

		740,352

Missouri - 2.1%
City of Springfield MO Public Utility Revenue
Series 2015
5.00%, 8/01/21	235	278,780
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	375	376,444
Missouri Highway & Transportation Commission
5.00%, 5/01/17	230	239,202

		894,426

Nevada - 1.9%
State of Nevada (State of Nevada Unemployment)
Series 2013
5.00%, 12/01/16	685	700,275
State of Nevada
Series 2015D
5.00%, 4/01/23	90	110,565

		810,840

New Jersey - 2.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2008A
5.00%, 5/01/17	250	258,883
Series 2015X
5.00%, 6/15/19	285	306,463
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	330	330,406

		895,752

	Principal Amount (000)	U.S. $ Value
New Mexico - 1.3%
State of New Mexico Severance Tax Permanent Fund
Series 2015
5.00%, 7/01/18	540	585,236

New York - 8.4%
City of New York NY
Series 2008C
5.25%, 8/01/17	160	168,498
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/23-11/15/26	475	577,768
New York State Dormitory Authority (City University of New York State Lease)
Series 2008B
5.00%, 7/01/16	150	150,565
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/18	1,000	1,085,280
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009A
5.00%, 3/15/17	385	398,279
Series 2013A
5.00%, 2/15/20	355	405,751
Series 2014A
5.00%, 2/15/28	190	232,153
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	290,336
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	165	183,637
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	120	143,098

		3,635,365

Ohio - 0.8%
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	285	335,767

Pennsylvania - 3.7%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	220	230,333

	Principal Amount (000)	U.S. $ Value
Philadelphia Gas Works Co.
Series 2015
4.00%, 8/01/18	420	446,586
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	918,800

		1,595,719

Rhode Island - 1.5%
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/18	600	649,422

Texas - 7.5%
City of Houston TX Combined Utility System Revenue
Series 2010C
5.00%, 11/15/18	465	511,096
Series 2014C
5.00%, 5/15/28	160	194,200
City of San Antonio TX Util Drainage System Revenue
Series 2013
5.00%, 2/01/27	135	162,282
County of Harris TX (County of Harris TX Toll Road)
Series 2015
5.00%, 8/15/27	290	361,389
Northwest Independent School District
Series 2015B
4.00%, 2/15/18	200	210,958
SA Energy Acquisition Public Facility Corp. (Goldman Sachs Group, Inc. (The))
Series 2007
5.50%, 8/01/22	460	552,285
Spring Branch Independent School District
Series 2015B
5.00%, 2/01/25	100	126,747
Spring Independent School District
Series 2011
5.00%, 8/15/24	600	686,736
Texas Public Finance Authority (Texas Public Finance Authority State Lease)
Series 2015D
4.00%, 2/01/18	420	442,630

		3,248,323

Virginia - 1.4%
County of Fairfax VA
Series 2011A
5.00%, 4/01/17	580	601,234

	Principal Amount (000)	U.S. $ Value
Washington - 3.5%
Energy Northwest (Bonneville Power Administration)
Series 2009A
5.25%, 7/01/18	255	278,057
State of Washington
Series 2011R
5.00%, 7/01/17	650	680,531
University of Washington
Series 2015C
5.00%, 12/01/18	500	550,715

		1,509,303

Total Municipal Obligations (cost $28,199,731)		29,224,198

	Shares
COMMON STOCKS - 18.2%
Information Technology - 3.7%
Communications Equipment - 0.2%
Arista Networks, Inc. (d)	397	29,096
Cisco Systems, Inc.	1,142	33,175
Palo Alto Networks, Inc. (d)	225	29,354

		91,625

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	519	30,476
Keysight Technologies, Inc. (d)	691	21,165
PAX Global Technology Ltd.	3,000	2,534

		54,175

Internet Software & Services - 0.9%
Alphabet, Inc.-Class A (d)	31	23,214
Alphabet, Inc.-Class C (d)	192	141,258
Baidu, Inc. (Sponsored ADR) (d)	180	32,137
Facebook, Inc.-Class A (d)	1,182	140,434
Tencent Holdings Ltd.	1,400	31,071
Twitter, Inc. (d)	585	8,904

		377,018

IT Services - 0.5%
Cognizant Technology Solutions Corp.-Class A (d)	664	40,796
HCL Technologies Ltd.	690	7,575
Tata Consultancy Services Ltd.	880	33,587
Vantiv, Inc.-Class A (d)	309	16,615
Visa, Inc.-Class A	1,122	88,570
Worldpay Group PLC (d)(e)	4,018	16,092
Xerox Corp.	2,170	21,635

		224,870

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	1,277	31,184
ARM Holdings PLC	1,482	21,228
ASML Holding NV	230	22,942
Infineon Technologies AG	1,270	19,017

Company	Shares	U.S. $ Value
Intel Corp.	1,605	50,702
Novatek Microelectronics Corp.	4,000	13,272
NVIDIA Corp.	1,288	60,176
SCREEN Holdings Co., Ltd.	2,000	19,584
Sumco Corp.	2,200	15,405
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	28,708
Tokyo Electron Ltd.	100	7,362
Xilinx, Inc.	934	44,263

		333,843

Software - 0.7%
Adobe Systems, Inc. (d)	302	30,040
ANSYS, Inc. (d)	251	22,364
Aspen Technology, Inc. (d)	431	16,430
Constellation Software, Inc./Canada	141	57,310
Dassault Systemes	429	34,174
Intuit, Inc.	57	6,080
Microsoft Corp.	1,160	61,480
Nintendo Co., Ltd.	100	14,688
Oracle Corp.	888	35,698
ServiceNow, Inc. (d)	277	19,841

		298,105

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	1,130	112,842
Hewlett Packard Enterprise Co.	1,675	30,937
HP, Inc.	1,900	25,422
NCR Corp. (d)	406	12,537
Samsung Electronics Co., Ltd.	47	50,873

		232,611

		1,612,247

Financials - 3.4%
Banks - 1.4%
Australia & New Zealand Banking Group Ltd.	630	11,568
Axis Bank Ltd.	1,700	13,019
Banco Macro SA (ADR)	130	8,125
Bank of America Corp.	4,850	71,731
Bank of Baroda	3,880	8,190
Bank of Montreal	140	8,786
Bank of Queensland Ltd.	3,249	27,246
BNP Paribas SA	240	13,300
Citigroup, Inc.	296	13,785
Citizens Financial Group, Inc.	887	20,889
CYBG PLC (d)	2,460	9,887
Danske Bank A/S	640	18,476
Fifth Third Bancorp	210	3,963
HDFC Bank Ltd.	1,053	21,910
ING Groep NV	2,560	31,678
Intesa Sanpaolo SpA	4,560	11,702
JPMorgan Chase & Co.	854	55,741
KB Financial Group, Inc.	420	11,983
KBC Groep NV (d)	330	19,519
Mitsubishi UFJ Financial Group, Inc.	6,300	31,125
OTP Bank PLC	460	11,127
PNC Financial Services Group, Inc. (The)	275	24,679
Shinhan Financial Group Co., Ltd.	220	7,296

Company	Shares	U.S. $ Value
Sumitomo Mitsui Trust Holdings, Inc.	4,000	13,799
SunTrust Banks, Inc.	131	5,740
Toronto-Dominion Bank (The)	350	15,243
US Bancorp	289	12,375
Wells Fargo & Co.	1,564	79,326

		582,208

Capital Markets - 0.4%
Amundi SA (e)	197	9,427
Azimut Holding SpA	500	11,000
Bank of New York Mellon Corp. (The)	250	10,515
BlackRock, Inc.-Class A	57	20,739
Credit Suisse Group AG (REG) (d)	1,020	14,045
Goldman Sachs Group, Inc. (The)	102	16,267
Morgan Stanley	280	7,664
Partners Group Holding AG	67	28,252
UBS Group AG	3,003	46,394

		164,303

Consumer Finance - 0.3%
Capital One Financial Corp.	597	43,724
Discover Financial Services	409	23,236
OneMain Holdings, Inc. (d)	701	21,913
Shriram Transport Finance Co., Ltd.	630	11,019
Synchrony Financial (d)	1,355	42,276

		142,168

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (d)	161	22,627
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,300	10,133
Challenger Ltd./Australia	1,770	12,210
GRENKE AG	70	14,060

		59,030

Insurance - 0.9%
Admiral Group PLC	884	25,147
Aflac, Inc.	112	7,779
AIA Group Ltd.	11,800	69,215
Allstate Corp. (The)	448	30,244
American International Group, Inc.	953	55,160
Aviva PLC	1,650	10,736
Chubb Ltd.	40	5,064
Dongbu Insurance Co., Ltd.	270	16,542
First American Financial Corp.	305	11,663
FNF Group	606	21,180
Hanover Insurance Group, Inc. (The)	125	10,835
Hartford Financial Services Group, Inc. (The)	109	4,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	75	14,100
NN Group NV	517	17,257
Ping An Insurance Group Co. of China Ltd.-Class H	1,500	6,741
Progressive Corp. (The)	100	3,330
Prudential PLC	2,485	49,544
Suncorp Group Ltd.	1,080	10,112
Travelers Cos., Inc. (The)	77	8,789

Company	Shares	U.S. $ Value
Zurich Insurance Group AG (d)	50	12,101

		390,463

Real Estate Investment Trusts (REITs) - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,960	7,270
RLJ Lodging Trust	129	2,643

		9,913

Real Estate Management & Development - 0.1%
Ayala Land, Inc.	17,700	13,497
China Overseas Land & Investment Ltd.	3,000	9,001
Daito Trust Construction Co., Ltd.	100	14,489
Global Logistic Properties Ltd.	5,600	7,362
LendLease Group	1,260	12,206

		56,555

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Ltd.	2,609	48,143
LIC Housing Finance Ltd.	1,460	10,193

		58,336

		1,462,976

Consumer Discretionary - 2.7%
Auto Components - 0.3%
Continental AG	33	7,086
Goodyear Tire & Rubber Co. (The)	649	18,152
Hankook Tire Co., Ltd.	270	11,596
Lear Corp.	154	18,289
Magna International, Inc.-Class A	979	39,679
Plastic Omnium SA	270	9,009
Sumitomo Electric Industries Ltd.	1,200	16,840
Valeo SA	80	12,083

		132,734

Automobiles - 0.2%
General Motors Co.	400	12,512
Honda Motor Co., Ltd.	800	22,449
Isuzu Motors Ltd.	1,100	13,152
Peugeot SA (d)	1,500	23,628
Tata Motors Ltd. (d)	1,530	10,287
Tata Motors Ltd.-Class A (d)	2,500	11,610
Toyota Motor Corp.	100	5,171

		98,809

Diversified Consumer Services - 0.0%
TAL Education Group (ADR) (d)	237	12,661

Hotels, Restaurants & Leisure - 0.2%
IMAX China Holding, Inc. (d)(e)	1,600	8,966
Melco International Development Ltd.	6,000	7,081
Starbucks Corp.	1,191	65,374
Yum! Brands, Inc.	185	15,187

		96,608

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.2%
Ctrip.com International Ltd. (ADR) (d)	440	20,134
JD.com, Inc. (ADR) (d)	300	7,383
Priceline Group, Inc. (The) (d)	35	44,252

		71,769

Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	500	12,334
Mattel, Inc.	90	2,869

		15,203

Media - 0.8%
Altice NV-Class A (d)	1,120	19,295
AMC Networks, Inc.-Class A (d)	575	36,766
Charter Communications, Inc.-Class A (d)	31	6,787
Comcast Corp.-Class A	1,552	98,241
CTS Eventim AG & Co. KGaA	959	33,082
Interpublic Group of Cos., Inc. (The)	260	6,214
Liberty Global PLC-Series C (d)	618	22,328
Naspers Ltd.-Class N	276	40,609
Thomson Reuters Corp.	100	4,205
Twenty-First Century Fox, Inc.-Class A	100	2,888
Vivendi SA	1,026	20,324
Walt Disney Co. (The)	445	44,153

		334,892

Multiline Retail - 0.3%
B&M European Value Retail SA	4,860	21,890
Dollar General Corp.	277	24,902
Dollar Tree, Inc. (d)	658	59,575

		106,367

Specialty Retail - 0.5%
Foot Locker, Inc.	102	5,704
Home Depot, Inc. (The)	778	102,789
Kingfisher PLC	1,630	8,652
L’Occitane International SA	3,000	5,067
O’Reilly Automotive, Inc. (d)	72	19,039
Office Depot, Inc. (d)	1,787	6,398
Ross Stores, Inc.	220	11,748
TJX Cos., Inc. (The)	170	12,940
Tractor Supply Co.	197	18,932
Ulta Salon Cosmetics & Fragrance, Inc. (d)	100	23,301

		214,570

Textiles, Apparel & Luxury Goods - 0.2%
HUGO BOSS AG	120	7,386
Kering	40	6,463
NIKE, Inc.-Class B	1,309	72,282
Samsonite International SA	4,500	13,466

		99,597

		1,183,210

Company	Shares	U.S. $ Value
Health Care - 2.7%
Biotechnology - 0.6%
Alexion Pharmaceuticals, Inc. (d)	446	67,301
Biogen, Inc. (d)	394	114,154
Gilead Sciences, Inc.	864	75,220
Grifols SA (ADR)	720	11,901

		268,576

Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (d)	358	28,221
Edwards Lifesciences Corp. (d)	164	16,154
Essilor International SA	205	26,782
Intuitive Surgical, Inc. (d)	145	92,033
Sartorius AG (Preference Shares)	160	44,213

		207,403

Health Care Providers & Services - 0.6%
Aetna, Inc.	377	42,688
Anthem, Inc.	91	12,027
Express Scripts Holding Co. (d)	100	7,555
Premier, Inc.-Class A (d)	651	20,702
Quest Diagnostics, Inc.	244	18,829
Ramsay Health Care Ltd.	258	13,545
UnitedHealth Group, Inc.	862	115,223
VCA, Inc. (d)	67	4,350

		234,919

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	157	60,880
Illumina, Inc. (d)	140	20,276
Mettler-Toledo International, Inc. (d)	56	21,018

		102,174

Pharmaceuticals - 0.8%
Aspen Pharmacare Holdings Ltd. (d)	900	18,433
GlaxoSmithKline PLC	1,100	22,989
Johnson & Johnson	575	64,797
Merck & Co., Inc.	376	21,154
Novartis AG (REG)	100	7,947
Novo Nordisk A/S-Class B	604	33,802
Pfizer, Inc.	1,941	67,353
Roche Holding AG	200	52,531
Shire PLC	600	37,070
Sun Pharmaceutical Industries Ltd.	1,370	15,502

		341,578

		1,154,650

Industrials - 1.8%
Aerospace & Defense - 0.3%
Airbus Group SE	280	17,423
B/E Aerospace, Inc.	385	18,341
L-3 Communications Holdings, Inc.	209	28,677
Northrop Grumman Corp.	50	10,634
Rockwell Collins, Inc.	363	32,089

Company	Shares	U.S. $ Value
United Technologies Corp.	199	20,016

		127,180

Airlines - 0.2%
Air Canada (d)	1,030	7,564
Alaska Air Group, Inc.	119	7,901
Delta Air Lines, Inc.	518	22,512
International Consolidated Airlines Group SA	2,990	23,154
Japan Airlines Co., Ltd.	600	20,479
Qantas Airways Ltd. (d)	4,962	11,035

		92,645

Building Products - 0.1%
Allegion PLC	64	4,329
AO Smith Corp.	259	21,316

		25,645

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	2,247	33,713
Elior Group (e)	370	8,303
Regus PLC	7,270	33,208
Republic Services, Inc.-Class A	63	3,042

		78,266

Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd.	1,330	4,347
Quanta Services, Inc. (d)	304	7,305

		11,652

Electrical Equipment - 0.1%
Acuity Brands, Inc.	117	30,308
Eaton Corp. PLC	486	29,952

		60,260

Industrial Conglomerates - 0.3%
3M Co.	111	18,684
Danaher Corp.	342	33,639
General Electric Co.	1,135	34,311
Rheinmetall AG	230	15,805
Roper Technologies, Inc.	79	13,515

		115,954

Machinery - 0.2%
Hoshizaki Electric Co., Ltd.	500	47,586
IHI Corp.	5,000	12,769
ITT, Inc.	474	16,832
JTEKT Corp.	1,700	23,335

		100,522

Professional Services - 0.2%
Bureau Veritas SA	726	15,605
Capita PLC	1,037	15,943
Robert Half International, Inc.	324	13,475
Teleperformance	293	25,556

		70,579

Company	Shares	U.S. $ Value
Road & Rail - 0.1%
Canadian National Railway Co.	110	6,522
Central Japan Railway Co.	100	17,595

		24,117

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. (d)(e)	2,000	10,810
Brenntag AG	175	9,366
Bunzl PLC	680	20,105
WESCO International, Inc. (d)	228	13,299

		53,580

		760,400

Consumer Staples - 1.3%
Beverages - 0.1%
Asahi Group Holdings Ltd.	200	6,778
Monster Beverage Corp. (d)	305	45,750

		52,528

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	222	33,027
CP ALL PCL	10,200	14,204
CVS Health Corp.	629	60,667
Delhaize Group	325	34,061
Lenta Ltd. (GDR) (d)(e)	2,413	16,486
Loblaw Cos., Ltd.	150	8,129
Olam International Ltd.	8,936	11,803
X5 Retail Group NV (GDR) (d)(e)	320	6,244

		184,621

Food Products - 0.2%
Archer-Daniels-Midland Co.	166	7,100
ConAgra Foods, Inc.	96	4,387
First Resources Ltd.	3,000	3,520
Ingredion, Inc.	137	16,085
JBS SA	2,800	7,748
Mondelez International, Inc.-Class A	434	19,309
Nestle SA (REG)	110	8,129
Tyson Foods, Inc.-Class A	302	19,262
WH Group Ltd. (e)	10,000	7,695

		93,235

Household Products - 0.1%
Henkel AG & Co. KGaA (Preference Shares)	150	17,498
Kimberly-Clark Corp.	19	2,414
Procter & Gamble Co. (The)	286	23,178
Reckitt Benckiser Group PLC	40	3,982

		47,072

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	338	31,022
Hengan International Group Co., Ltd.	1,000	9,019
L’Oreal SA	40	7,527

Company	Shares	U.S. $ Value
Unilever PLC	130	5,921

		53,489

Tobacco - 0.3%
Altria Group, Inc.	431	27,429
British American Tobacco PLC	1,261	76,709
Imperial Brands PLC	194	10,551
Japan Tobacco, Inc.	300	11,831
Philip Morris International, Inc.	102	10,065

		136,585

		567,530

Energy - 1.1%
Energy Equipment & Services - 0.1%
Aker Solutions ASA (d)(e)	1,200	4,160
Helmerich & Payne, Inc.	336	20,546
Schlumberger Ltd.	593	45,246

		69,952

Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp.	9	14
Canadian Natural Resources Ltd.	190	5,646
Chevron Corp.	90	9,090
Devon Energy Corp.	289	10,430
EOG Resources, Inc.	424	34,497
Exxon Mobil Corp.	778	69,258
Hess Corp.	454	27,208
JX Holdings, Inc.	6,100	23,693
LUKOIL PJSC (Sponsored ADR)	150	5,719
Occidental Petroleum Corp.	104	7,846
Phillips 66	140	11,250
QEP Resources, Inc.	1,278	23,809
Royal Dutch Shell PLC-Class A	3,278	79,664
TOTAL SA	1,275	61,836
Tupras Turkiye Petrol Rafinerileri AS	690	15,551
Valero Energy Corp.	399	21,825
YPF SA (Sponsored ADR)	800	16,728

		424,064

		494,016

Utilities - 0.6%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	423	27,381
Edison International	414	29,655
EDP - Energias de Portugal SA	6,190	20,635
Enel SpA	2,700	12,243
Eversource Energy	82	4,530
Exelon Corp.	651	22,310
FirstEnergy Corp.	119	3,904
Korea Electric Power Corp.	330	17,399
PG&E Corp.	407	24,452
PPL Corp.	654	25,205
Westar Energy, Inc.	300	16,899

		204,613

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers - 0.1%
Huadian Power International Corp., Ltd.-Class H (d)	22,000	11,621
Huaneng Power International, Inc.-Class H	18,000	12,259

		23,880

Multi-Utilities - 0.1%
DTE Energy Co.	42	3,809
NiSource, Inc.	900	21,474
Public Service Enterprise Group, Inc.	100	4,475

		29,758

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	1,200	8,498

		266,749

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	202	7,908
BT Group PLC	6,400	40,933
Nippon Telegraph & Telephone Corp.	700	30,636
TDC A/S	3,460	17,327
Verizon Communications, Inc.	549	27,944

		124,748

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc.-Class B	150	5,719
SoftBank Group Corp.	200	11,143
T-Mobile US, Inc. (d)	626	26,768
Tower Bersama Infrastructure Tbk PT	14,500	7,054
Vodafone Group PLC	8,810	29,423

		80,107

		204,855

Materials - 0.4%
Chemicals - 0.4%
Agrium, Inc. (Toronto)	110	9,927
Arkema SA	220	18,049
CF Industries Holdings, Inc.	686	18,975
Dow Chemical Co. (The)	406	20,852
Essentra PLC	4,767	57,352
JSR Corp.	800	11,678
Koninklijke DSM NV	243	14,465
LG Chem Ltd.	30	6,810
LyondellBasell Industries NV-Class A	71	5,777

		163,885

Metals & Mining - 0.0%
Goldcorp, Inc.	510	8,576
Novolipetsk Steel PJSC (GDR) (e)	800	10,355

		18,931

Paper & Forest Products - 0.0%
Mondi PLC	582	11,316

Company	Shares	U.S. $ Value
		194,132

Total Common Stocks (cost $6,612,490)		7,900,765

INVESTMENT COMPANIES - 14.0%
Funds and Investment Trusts - 14.0%
AB Multi-Manager Alternative Strategies Fund-Class Z (d)(f)	179,647	1,771,319
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio (f)	72,791	440,388
AB Pooling Portfolio-AB Volatility Management Portfolio (f)	362,476	3,874,871

Total Investment Companies (cost $6,153,933)		6,086,578

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.41% (f)(g) (cost $569,576)	569,576	569,576

Total Investments - 100.8% (cost $41,535,730) (h)		43,781,117
Other assets less liabilities - (0.8)%		(344,129)

Net Assets - 100.0%		$43,436,988

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	17,860	USD	15	8/16/16	$186
Citibank	RUB	275	USD	4	6/16/16	16
Citibank	USD	34	SEK	275	8/16/16	(950)
Credit Suisse International	HUF	2,691	USD	10	8/16/16	6
Royal Bank of Scotland PLC	RUB	432	USD	6	6/16/16	(239)
State Street Bank & Trust Co.	CAD	30	USD	23	8/16/16	68
State Street Bank & Trust Co.	CHF	50	USD	51	8/16/16	196
State Street Bank & Trust Co.	EUR	146	USD	165	8/16/16	2,266
State Street Bank & Trust Co.	GBP	22	USD	32	8/16/16	307
State Street Bank & Trust Co.	GBP	118	USD	170	8/16/16	(1,234)
State Street Bank & Trust Co.	HKD	545	USD	70	8/16/16	53
State Street Bank & Trust Co.	ILS	25	USD	7	8/16/16	13
State Street Bank & Trust Co.	JPY	9,702	USD	87	8/16/16	(336)
State Street Bank & Trust Co.	JPY	6,539	USD	60	8/16/16	617
State Street Bank & Trust Co.	NOK	170	USD	20	8/16/16	87

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NZD	27	USD	18	8/16/16	$(9)
State Street Bank & Trust Co.	SGD	21	USD	16	8/16/16	276
State Street Bank & Trust Co.	SGD	15	USD	11	8/16/16	(8)
State Street Bank & Trust Co.	USD	73	AUD	95	8/16/16	(4,144)
State Street Bank & Trust Co.	USD	22	AUD	31	8/16/16	109
State Street Bank & Trust Co.	USD	53	CAD	68	8/16/16	(936)
State Street Bank & Trust Co.	USD	120	CHF	117	8/16/16	(1,782)
State Street Bank & Trust Co.	USD	7	EUR	6	8/16/16	(52)
State Street Bank & Trust Co.	USD	42	GBP	29	8/16/16	(419)
State Street Bank & Trust Co.	USD	11	HKD	85	8/16/16	(3)
State Street Bank & Trust Co.	USD	7	ILS	25	8/16/16	(162)
State Street Bank & Trust Co.	USD	11	JPY	1,204	8/16/16	58
State Street Bank & Trust Co.	USD	212	JPY	23,125	8/16/16	(2,619)
State Street Bank & Trust Co.	USD	28	NOK	227	8/16/16	(604)
State Street Bank & Trust Co.	USD	18	NZD	27	8/16/16	(188)
State Street Bank & Trust Co.	USD	69	SEK	569	8/16/16	(858)
State Street Bank & Trust Co.	USD	11	SGD	15	8/16/16	43

						$(10,242)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$1,210	3/31/19	3 Month LIBOR	1.056%	$(4,396)

INFLATION (CPI) SWAPS

			Rate Type
			Payments	Payments
	Notional		made by	received		Unrealized
	Amount	Termination	the	by the		Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund		(Depreciation)
Bank of America, NA	$250	7/09/24	2.613%	CPI	#	$(30,110)
Barclays Bank PLC	500	7/19/17	2.038%	CPI	#	(15,911)
Barclays Bank PLC	300	10/05/22	2.765%	CPI	#	(42,508)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#	(8,581)
Citibank, NA	220	8/26/20	2.298%	CPI	#	(15,160)
Citibank, NA	430	12/14/20	1.548%	CPI	#	1,494
Deutsche Bank AG	250	7/15/20	1.265%	CPI	#	5,450
Deutsche Bank AG	200	9/02/25	1.880%	CPI	#	(3,295)

			Rate Type
			Payments	Payments
	Notional		made by	received		Unrealized
	Amount	Termination	the	by the		Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund		(Depreciation)
JPMorgan Chase Bank, NA	$200	3/04/24	2.493%	CPI	#	$(21,097)
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(112,914)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(21,009)

						$(263,641)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$185	3/01/23	0.904%	SIFMA	*	$1,387

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of May 31, 2016.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2016.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate market value of these securities amounted to $98,538 or 0.2% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(h)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,692,078 and gross unrealized depreciation of investments was $(446,691), resulting in net unrealized appreciation of $2,245,387.

As of May 31, 2016, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.1% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen

KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SRF	-	State Revolving Fund

AB Tax-Managed Conservative Wealth Strategy

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$29,224,198		$	– 0	–	$29,224,198
Common Stocks:
Information Technology		1,274,135		338,112			– 0	–	1,612,247
Financials		710,975		752,001			– 0	–	1,462,976
Consumer Discretionary		835,684		347,526			– 0	–	1,183,210
Health Care		820,956		333,694			– 0	–	1,154,650
Industrials		394,263		366,137			– 0	–	760,400
Consumer Staples		315,572		251,958			– 0	–	567,530
Energy		303,393		190,623			– 0	–	494,016
Utilities		192,592		74,157			– 0	–	266,749
Telecommunication Services		68,339		136,516			– 0	–	204,855
Materials		64,107		130,025			– 0	–	194,132
Investment Companies		6,086,578		– 0	–		– 0	–	6,086,578
Short-Term Investments		569,576		– 0	–		– 0	–	569,576

Total Investments in Securities		11,636,170		32,144,947			– 0	–	43,781,117

Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts		– 0	–	4,301			– 0	–	4,301
Inflation (CPI) Swaps		– 0	–	6,944			– 0	–	6,944
Interest Rate Swaps		– 0	–	1,387			– 0	–	1,387
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(14,543)			– 0	–	(14,543)
Centrally Cleared Interest Rate Swaps		– 0	–	(4,396)			– 0	–	(4,396)
Inflation (CPI) Swaps		– 0	–	(270,585)			– 0	–	(270,585)

Total(b)		$11,636,170		$31,868,055		$	– 0	–	$43,504,225

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Strategy’s transactions of investments in affiliated issuers for the nine months ended May 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/16 (000)	Income (000)	Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund-Class Z	$1,977	$15	$187	$(1)	$(33)	$1,771	$14	$0
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio	464	50	58	(25)	9	440	15	0
AB Pooling Portfolio-AB Volatility Management Portfolio	4,243	576	764	25	(205)	3,875	127	97

A summary of the Strategy’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended May 31, 2016 is as follows:

Market Value August 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)	Dividend Income (000)
$732	$11,015	$11,177	$570	$1

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 25, 2016